CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Shipping Revenues:
Pool revenues, including $39,572 in 2017, $37,481 in 2016, and $45,372 in 2015 from companies accounted for by the equity method	$ 177,347	$ 246,196	$ 360,218
Time and bareboat charter revenues	55,106	95,484	52,092
Voyage charter revenues	57,648	56,639	85,324
Shipping revenues	290,101	398,319	497,634
Operating Expenses:
Voyage expenses	15,106	13,274	21,844
Vessel expenses	141,235	141,944	143,925
Charter hire expenses	41,700	37,411	36,802
Depreciation and amortization	78,853	79,885	81,653
General and administrative	24,453	30,352	41,029
Third-party debt modification costs	9,240
Separation and transition costs	604	9,043
Technical management transition costs			39
Loss/(gain) on disposal of vessels and other property, including impairments	86,855	79,203	(4,459)
Total Operating Expenses	398,046	391,112	320,833
(Loss)/income from vessel operations	(107,945)	7,207	176,801
Equity in income of affiliated companies	48,966	16,849	45,559
Operating (loss)/income	(58,979)	24,056	222,360
Other (expense)/income	(5,818)	(1,346)	743
(Loss)/income before interest expense, reorganization items and income taxes	(64,797)	22,710	223,103
Interest expense	(41,247)	(40,362)	(44,134)
(Loss)/income before reorganization items and income taxes	(106,044)	(17,652)	178,969
Reorganization items, net		(131)	(5,659)
(Loss)/income before income taxes	(106,044)	(17,783)	173,310
Income tax provision	(44)	(440)	(140)
Net (loss)/income	$ (106,088)	$ (18,223)	$ 173,170
Weighted Average Number of Common Shares Outstanding:
Basic	29,159,440	29,157,992	29,157,387
Diluted	29,159,440	29,157,992	29,157,387
Per Share Amounts:
Basic and Diluted net income (in dollars per share)	$ (3.64)	$ (0.62)	$ 5.94
Parent Company [Member]
Operating Expenses:
Voyage expenses		$ (1,318)	$ (201)
Vessel expenses	$ (4)	(778)	(280)
Charter hire expenses		(457)
Depreciation and amortization		783	1,519
General and administrative	5,880	25,467	36,723
Separation and transition costs	381	6,077
Loss/(gain) on disposal of vessels and other property, including impairments		30	35
Total Operating Expenses	6,257	29,804	37,796
(Loss)/income from vessel operations	(6,255)	(29,802)	(37,541)
Equity in income of affiliated companies	(75,790)	53,586	255,009
Operating (loss)/income	(82,045)	23,784	217,468
Other (expense)/income	(6,888)	(2,583)	4,084
(Loss)/income before interest expense, reorganization items and income taxes	(88,933)	21,201	221,552
Interest expense	(17,129)	(39,278)	(42,690)
(Loss)/income before reorganization items and income taxes	(106,062)	(18,077)	178,862
Reorganization items, net		(131)	(5,659)
(Loss)/income before income taxes	(106,062)	(18,208)	173,203
Income tax provision	(26)	(15)	(33)
Net (loss)/income	$ (106,088)	$ (18,223)	$ 173,170